Filed Pursuant to Rule 497(k)
Registration No. 333-270997; 811-23859

Regan Fixed Rate MBS ETF

MBSX
(the “Fund”)
A series of Advisor Managed Portfolios (the “Trust”)

Supplement dated November 2, 2026
to the Summary Prospectus
dated January 31, 2026

Effective November 16, 2026 (the “Effective Date”), the primary exchange listing for the Fund will change from the NYSE Arca, Inc. to the Texas Stock Exchange. Accordingly, as of the Effective Date, all references in the Fund’s Summary Prospectus to NYSE Arca, Inc. are replaced with the Texas Stock Exchange (TXSE).

****

Please retain this Supplement with your Summary Prospectus.